Cover Page	Apr. 05, 2022
Cover [Abstract]
Entity Central Index Key	0000818479
Amendment Flag	false
Document Type	8-K
Document Period End Date	Apr. 05, 2022
Entity Registrant Name	DENTSPLY SIRONA Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-16211
Entity Tax Identification Number	39-1434669
Entity Address, Address Line One	13320 Ballantyne Corporate Place,
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277-3607
City Area Code	844)
Local Phone Number	848-0137
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Listings [Line Items]
Trading Symbol	XRAY
Title of 12(b) Security	Common Stock, par value $0.01 per share
Security Exchange Name	NASDAQ
Document Type	8-K